Janus Investment Fund

Janus Henderson Developed World Bond Fund

Janus Henderson Flexible Bond Fund

Janus Henderson Short Duration Flexible Bond Fund

Supplement dated July 24, 2026

to Currently Effective Prospectuses

The prospectuses for Janus Henderson Developed World Bond Fund (“Developed World Bond Fund”), Janus Henderson Flexible Bond Fund (“Flexible Bond Fund”), and Janus Henderson Short Duration Flexible Bond Fund (“Short Duration Flexible Bond Fund”) (each, a “Fund” and collectively, the “Funds”) will be amended as follows:

1.

Portfolio Management Changes for Developed World Bond Fund. Effective on or about December 31, 2026, Jenna Barnard, Executive Vice President and Co-Portfolio Manager of Developed World Bond Fund, intends to retire from the asset management industry and Janus Henderson Investors. In connection with Ms. Barnard’s retirement, all references to Jenna Barnard will be deleted from the prospectuses for the Fund on December 31, 2026.

Effective on or about August 1, 2026, Helen Anthony, Oliver Bardot, John Lloyd, and Addison Maier will join Ms. Barnard and Nicholas Ware as Co-Portfolio Managers of the Fund. Accordingly, the prospectuses will be amended as follows:

a.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph will replace the corresponding paragraph in its entirety:

Portfolio Management: Helen Anthony, CFA, is Co-Portfolio Manager of the Fund, which she has co-managed since August 2026. Oliver Bardot, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since August 2026. Jenna Barnard, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since December 2008. John Lloyd is Co-Portfolio Manager of the Fund, which he has co-managed since August 2026. Addison Maier is Co-Portfolio Manager of the Fund, which he has co-managed since August 2026. Nicholas Ware is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2024.

Ms. Barnard intends to retire from the asset management industry and Janus Henderson Investors on or about December 31, 2026.

b.	Under “Portfolio Management” in the Management of the Funds section of the Fund’s prospectuses, the following paragraphs will replace the corresponding paragraphs in their entirety:

Janus Henderson Developed World Bond Fund

Co-Portfolio Managers Helen Anthony, Oliver Bardot, Jenna Barnard, John Lloyd, Addison Maier, and Nicholas Ware are responsible for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the others. Ms. Barnard intends to retire from the asset management industry and Janus Henderson Investors on or about December 31, 2026. Following Ms. Barnard’s retirement, Ms. Anthony, Mr. Bardot, Mr. Lloyd, Mr. Maier, and Mr. Ware will continue to serve as Co-Portfolio Managers of the Fund.

Helen Anthony, CFA, is Co-Portfolio Manager of Janus Henderson Developed World Bond Fund, which she has co-managed since August 2026. Ms. Anthony is also Portfolio Manager of other Janus

Henderson accounts. She joined Henderson Global Investors Limited in 2010. Ms. Anthony holds a Bachelor of Arts degree (Hons) in Accounting and Finance with European Studies from Exeter University. She also attended the Universidad de Cantabria. Ms. Anthony holds the Chartered Financial Analyst designation.

Oliver Bardot, CFA, is Co-Portfolio Manager of Janus Henderson Developed World Bond Fund, which he has co-managed since August 2026. Mr. Bardot is also Portfolio Manager of other Janus Henderson accounts. He joined Henderson Global Investors Limited in 2009. Mr. Bardot holds a Bachelor of Arts degree in Business Economics from Exeter University. Mr. Bardot holds the Chartered Financial Analyst designation.

Jenna Barnard, CFA, is Head of Global Bonds at Janus Henderson Investors. She is Executive Vice President and Co-Portfolio Manager of Janus Henderson Developed World Bond Fund. Ms. Barnard has been a member of the Fund’s portfolio management team since December 2008. She is also Portfolio Manager of other Janus Henderson accounts. Ms. Barnard holds a Bachelor of Arts (Hons) degree in Politics, Philosophy and Economics from Oxford University. She holds the Chartered Financial Analyst designation.

John Lloyd is Global Head of Multi-Sector & Corporate Credit at Janus Henderson Investors. He is Co-Portfolio Manager of Janus Henderson Developed World Bond Fund, which he has co-managed since August 2026. Mr. Lloyd is also Portfolio Manager of other Janus Henderson accounts. He joined the Adviser as a research analyst in 2007. Mr. Lloyd holds a Bachelor of Arts degree in Economics from the University of Michigan and a Master of Business Administration degree from the Tuck School of Business at Dartmouth College.

Addison Maier is Co-Portfolio Manager of Janus Henderson Developed World Bond Fund, which he has co-managed since August 2026. Mr. Maier is also Portfolio Manager of other Janus Henderson accounts. He joined the Adviser as a credit analyst in 2011 and has served as a portfolio manager since 2024. He holds a Bachelor of Science degree in Business Administration, with an emphasis in Finance, from the University of Colorado, and a Master of Business Administration degree with honors from the University of Pennsylvania, Wharton School of Business.

Nicholas Ware is Executive Vice President and Co-Portfolio Manager of Janus Henderson Developed World Bond Fund, which he has co-managed since July 2024. He is also Portfolio Manager of other Janus Henderson accounts. Mr. Ware joined Henderson Global Investors Limited in 2009 as a director of loans and subsequently became a director of strategic fixed income in 2012. He holds a Bachelor of Arts (Hons) degree in Business Studies from Bournemouth University.

2.

Portfolio Management Changes for Flexible Bond Fund. Effective on or about June 1, 2027, Greg Wilensky, Executive Vice President and Co-Portfolio Manager of Flexible Bond Fund, intends to retire from the asset management industry and Janus Henderson Investors. In connection with Mr. Wilensky’s retirement, all references to Greg Wilensky will be deleted from the prospectuses for the Fund on June 1, 2027.

Michael Keough and John Lloyd will continue to serve as Executive Vice Presidents and Co-Portfolio Managers of the Fund.

3.

Portfolio Management Changes for Short Duration Flexible Bond Fund. Effective on or about June 1, 2027, Greg Wilensky, Executive Vice President and Co-Portfolio Manager of Short Duration Flexible Bond Fund, intends to retire from the asset management industry and Janus Henderson Investors. In connection with Mr. Wilensky’s retirement, all references to Greg Wilensky will be deleted from the prospectuses for the Fund on June 1, 2027.

Effective on or about August 1, 2026, Addison Maier and Daniel Siluk will join Michael Keough and Mr. Wilensky as Co-Portfolio Managers of the Fund. Accordingly, the prospectuses will be amended as follows:

a.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph will replace the corresponding paragraph in its entirety:

Portfolio Management: Michael Keough is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since December 2019. Addison Maier is Co-Portfolio Manager of the Fund, which he has co-managed since August 2026. Daniel Siluk is Co-Portfolio Manager of the Fund, which he has co-managed since August 2026. Greg Wilensky, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since February 2020.

Mr. Wilensky intends to retire from the asset management industry and Janus Henderson Investors on or about June 1, 2027.

b.	Under “Portfolio Management” in the Management of the Funds section of the Fund’s prospectuses, the following paragraphs will replace the corresponding paragraphs in their entirety:

Janus Henderson Short Duration Flexible Bond Fund

Co-Portfolio Managers Michael Keough, Addison Maier, Daniel Siluk, and Greg Wilensky jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Wilensky intends to retire from the asset management industry and Janus Henderson Investors on or about June 1, 2027. Following Mr. Wilensky’s retirement, Mr. Keough, Mr. Maier, and Mr. Siluk will continue to serve as Co-Portfolio Managers of the Fund.

Michael Keough is Executive Vice President and Co-Portfolio Manager of Janus Henderson Short Duration Flexible Bond Fund, which he has co-managed since December 2019. Mr. Keough is also Portfolio Manager of other Janus Henderson accounts. Mr. Keough holds a Bachelor of Science degree in Business/Management from the United States Air Force Academy.

Addison Maier is Co-Portfolio Manager of Janus Henderson Short Duration Flexible Bond Fund, which he has co-managed since August 2026. Mr. Maier is also Portfolio Manager of other Janus Henderson accounts. He joined the Adviser as a credit analyst in 2011 and has served as a portfolio manager since 2024. He holds a Bachelor of Science degree in Business Administration, with an emphasis in Finance, from the University of Colorado, and a Master of Business Administration degree with honors from the University of Pennsylvania, Wharton School of Business.

Daniel Siluk is Head of Global Short Duration & Liquidity at Janus Henderson Investors. He is Co-Portfolio Manager of Janus Henderson Short Duration Flexible Bond Fund, which he has co-managed since August 2026. Mr. Siluk is also Portfolio Manager of other Janus Henderson accounts. He joined the Adviser in 2015 and is a member of the investment team at Kapstream, a Janus Henderson Investors subsidiary, which he joined in 2009. Mr. Siluk holds a Bachelor of Applied Finance degree from Macquarie University.

Greg Wilensky, CFA, is Head of U.S. Fixed-Income and Head of Core Plus at Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of Janus Henderson Short Duration Flexible Bond Fund, which he has co-managed since February 2020. Mr. Wilensky is also Portfolio Manager of other Janus Henderson accounts. He holds a Bachelor of Science degree in Business Administration from Washington University and a Master of Business Administration degree from the University of Chicago. Mr. Wilensky holds the Chartered Financial Analyst designation.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Developed World Bond Fund

Janus Henderson Flexible Bond Fund

Janus Henderson Short Duration Flexible Bond Fund

Supplement dated July 24, 2026

to Currently Effective Statement of Additional Information

Effective on or about August 1, 2026, Helen Anthony, Oliver Bardot, John Lloyd, and Addison Maier will join Jenna Barnard and Nicholas Ware as Co-Portfolio Managers of Janus Henderson Developed World Bond Fund (“Developed World Bond Fund”). Additionally, Mr. Maier and Daniel Siluk will join Michael Keough and Greg Wilensky as Co-Portfolio Managers of Janus Henderson Short Duration Flexible Bond Fund (“Short Duration Flexible Bond Fund” and, together with Developed World Bond Fund, the “Funds”). Accordingly, the statement of additional information (“SAI”) for the Funds will be amended as follows:

1.

Under “Janus Henderson Portfolio Management – Other Accounts Managed” in the Trustees and Officers section of the Funds’ SAI, the following information will be added to the table in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Helen Anthony(6)**	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	None None	5 $3,493.12M
Oliver Bardot(6)**	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	2 $942.58M	None None
(6)

Effective August 1, 2026, Helen Anthony and Oliver Bardot were appointed Co-Portfolio Managers of Janus Henderson Developed World Bond Fund. This information does not reflect other accounts that Ms. Anthony and Mr. Bardot were appointed to manage concurrent with their appointment as Co-Portfolio Managers of the Fund.

**	As of June 30, 2026.

2.

Under “Janus Henderson Portfolio Management – Other Accounts Managed” in the Trustees and Officers section of the Funds’ SAI, the following information will replace the corresponding information in the table:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
John Lloyd(7)**	Number of Other Accounts Managed Assets in Other Accounts Managed	3 $885.10M	9 $2,775.06M	18 $2,892.47M
Addison Maier(7)**	Number of Other Accounts Managed Assets in Other Accounts Managed	2 $3,380.22M	4 $250.35M	1 $1,794.93M
Daniel Siluk(7)**	Number of Other Accounts Managed Assets in Other Accounts Managed	2 $3,380.22M	8 $2,922.14M	7 $3,920.86M
(7)

Effective August 1, 2026, John Lloyd was appointed Co-Portfolio Manager of Janus Henderson Developed World Bond Fund, Addison Maier was appointed Co-Portfolio Manager of Janus Henderson Developed World Bond Fund and Janus Henderson Short Duration Flexible Bond Fund, and Daniel Siluk was appointed Co-Portfolio Manager of Janus Henderson Short Duration Flexible Bond Fund. This information does not reflect other accounts that Messrs. Lloyd, Maier, and Siluk were appointed to manage concurrent with their appointment as Co-Portfolio Managers of the Funds.

**	As of June 30, 2026.

3.	Under “Ownership of Securities” in the Trustees and Officers section of the Funds’ SAI, the following information will be added to the table in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed
Helen Anthony(2)**	Janus Henderson Developed World Bond Fund	None
Oliver Bardot(2)**	Janus Henderson Developed World Bond Fund	None
John Lloyd(2)**	Janus Henderson Developed World Bond Fund	None
Addison Maier(2)**	Janus Henderson Developed World Bond Fund Janus Henderson Short Duration Flexible Bond Fund	None None
Daniel Siluk(2)**	Janus Henderson Short Duration Flexible Bond Fund	None
(2)

Effective August 1, 2026, Helen Anthony, Oliver Bardot, and John Lloyd were appointed Co-Portfolio Managers of Janus Henderson Developed World Bond Fund, Addison Maier was appointed Co-Portfolio Manager of Janus Henderson Developed World Bond Fund and Janus Henderson Short Duration Flexible Bond Fund, and Daniel Siluk was appointed Co-Portfolio Manager of Janus Henderson Short Duration Flexible Bond Fund.

**	As of June 30, 2026.

Effective on or about December 31, 2026, Ms. Barnard, Executive Vice President and Co-Portfolio Manager of Developed World Bond Fund, intends to retire from the asset management industry and Janus Henderson Investors. In connection with Ms. Barnard’s retirement, all references to Jenna Barnard will be deleted from the SAI for the Fund on December 31, 2026.

Additionally, effective on or about June 1, 2027, Mr. Wilensky, Executive Vice President and Co-Portfolio Manager of Janus Henderson Flexible Bond Fund and Short Duration Flexible Bond Fund, intends to retire from the asset management industry and Janus Henderson Investors. In connection with Mr. Wilensky’s retirement, all references to Greg Wilensky will be deleted from the SAI for the Funds on June 1, 2027.

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson Balanced Fund

Janus Henderson Enterprise Fund

Supplement dated July 24, 2026

to Currently Effective Prospectuses

and Statement of Additional Information

The prospectuses and statement of additional information for Janus Henderson Balanced Fund (“Balanced Fund”) and Janus Henderson Enterprise Fund (“Enterprise Fund”) (each, a “Fund” and collectively, the “Funds”) will be amended as follows:

1.

Portfolio Management Changes for Balanced Fund. Effective on or about June 1, 2027, Greg Wilensky, Executive Vice President and Co-Portfolio Manager of the Fund, intends to retire from the asset management industry and Janus Henderson Investors. In connection with Mr. Wilensky’s retirement, all references to Greg Wilensky will be deleted from the prospectuses and statement of additional information for the Fund on June 1, 2027.

Jeremiah Buckley and Michael Keough will continue to serve as Executive Vice Presidents and Co-Portfolio Managers of the Fund.

2.

Portfolio Management Changes for Enterprise Fund. Effective on or about December 31, 2027, Brian Demain, Executive Vice President and Co-Portfolio Manager of Enterprise Fund, intends to retire from the asset management industry and Janus Henderson Investors. In connection with Mr. Demain’s retirement, all references to Brian Demain will be deleted from the prospectuses and statement of additional information for the Fund on October 31, 2027.

Cody Wheaton will continue to serve as Executive Vice President and Portfolio Manager of the Fund.

Please retain this Supplement with your records.